Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Disaggregation of Revenue From Contracts With Customers

	Year Ended
	December 31,
(In millions)	2018	2017	2016
Renewals	$835	$759	$671
Real estate(1)	262	249	207
Direct-to-consumer(1)	156	144	142
Other	6	5	—
Total	$1,258	$1,157	$1,020

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(1)	First year revenue only.

Movement In Deferred Revenue

(In millions)	Deferred revenue
Balance as of January 1, 2018	$183
Deferral of revenue	408
Recognition of deferred revenue	(406)
Balance as of December 31, 2018	$185

Comparison of the Reported Condensed Consolidated Statement of Financial Position to the Pro-forma Amounts had the Previous Guidance Been in Effect

	As of December 31, 2018
Consolidated and Combined Statement of Financial Position	As reported	Under Prior Revenue Recognition Guidance
Current Assets:
Receivables	$12	$454
Deferred customer acquisition costs	—	18
Other Assets:
Deferred customer acquisition costs	21	—
Total Assets	$1,041	$1,482
Current Liabilities:
Deferred revenue	$185	627
Other Long-Term Liabilities:
Deferred taxes	39	39
Total Liabilities	1,385	1,828
Total Deficit	(344)	(346)
Liabilities and Equity	$1,041	1,482

	Year Ended
	December 31, 2018
Consolidated and Combined Statement of Operations and Comprehensive Income	As reported	Under Prior Revenue Recognition Guidance
Selling and administrative expenses	$338	$338
Provision for income taxes	42	42
Net Income	$125	$125